UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to March 31, 2006

Item 1:                                                          Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments - March 31, 2006 (unaudited)

Description	No.of Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-99.44%
Argentina-1.70%
Agriculture-0.36%
Cresud S.A.C.I.F. y A., ADR	64,700	$933,621

Banking-0.37%
Banco Hipotecario S.A., ADR †	250,300	962,604

Oil & Natural Gas-0.65%
Tenaris S.A., ADR	9,500	1,716,365

Real Estate Development-0.15%
IRSA Inversiones y Representaciones S.A., GDR	33,900	401,715

Telephone-Integrated-0.17%
Nortel Inversora S.A., ADR, PNB	45,700	456,543

Total Argentina
(Cost $3,122,967)		4,470,848

Brazil-60.61%
Aerospace/Defense - Equipment-0.73%
Empresa Brasileira de Aeronautica S.A., ADR	52,100	1,919,885

Airlines-1.19%
Tam S.A., PN	164,100	3,114,770

Auto Parts-0.49%
Iochpe Maxion S.A., PN	148,500	1,286,188

Banking-5.04%
Banco do Brasil S.A.	6,000	153,414
Banco Itaú Holding Financeira S.A., PN	139,900	4,124,942
União de Bancos Brasileiros S.A., GDR	121,100	8,950,501
		13,228,857
Bottling-1.71%
Companhia de Bebidas das Americas, ADR	22,600	848,178
Companhia de Bebidas das Americas, ADR, PN	84,800	3,643,008
		4,491,186
Cable Television-0.51%
Vivax S.A. †	111,900	1,341,398

Cellular Telecommunications-0.87%
Vivo Participações S.A., ADR	533,757	2,284,480

Cosmetics & Toiletries-0.48%
Natura Cosmeticos S.A.	107,500	1,272,805

Diversified Operations-2.66%
Bradespar S.A., PN	96,300	3,205,415
Investimentos Itaú S.A., PN	886,822	3,779,187
		6,984,602
Electric Generation-1.15%
AES Tiete S.A., PN	60,400,000	1,669,584
Tractebel Energia S.A.	158,500	1,343,592
		3,013,176
Electric-Integrated-3.39%
Centrais Elétricas Brasileiras S.A., PNB	184,400,000	4,073,519
Companhia Energética de Minas Gerais, ADR	57,100	2,596,337
Companhia Energetica de Minas Gerais, PN	14,500,000	659,668
EDP - Energias do Brasil S.A.	112,700	1,567,499
		8,897,023
Food & Beverages-2.65%
Cosan S.A. Industria e Comercio †	101,800	6,959,882

Food-Retail-0.21%
Perdigao S.A., PN	17,700	554,501

Internet Services-0.50%
Submarino S.A. †	51,000	1,314,590

Medical Labs & Testing Services-0.89%
Diagnosticos da America S.A. †	90,700	2,339,998

Mining-7.80%
Companhia Vale do Rio Doce, ADR, PNA	473,700	20,478,051

Oil & Natural Gas-14.78%
Petróleo Brasileiro S.A., ADR	486,100	38,815,085

Paper & Related Products-1.84%
Aracruz Celulose S.A., ADR	52,300	2,768,762
Klabin S.A., PN	589,000	1,294,356
Votorantim Celulose e Papel S.A., ADR	47,750	772,595
		4,835,713
Petrochemicals-0.45%
Braskem S.A., PNA	157,600	1,170,419

Public Thoroughfares-1.01%
Obrascon Huarte Lain Brasil S.A. †	211,100	2,655,040

Real Estate Operations/Development-0.65%
Cyrela Brazil Realty S.A. Empreendimentos e Particpações	96,500	1,714,291

Steel-1.94%
Arcelor Brasil S.A.	48,284	751,865
Gerdau S.A., PN	48,000	1,074,726
Usinas Siderúrgicas de Minas Gerais SA, PNA	88,100	3,257,175
		5,083,766
Telephone-Integrated-5.38%
Brasil Telecom Participações S.A.	143,300,000	1,544,835
Brasil Telecom Participações S.A., ADR	31,500	1,143,135
Tele Norte Leste Participações S.A., ADR	260,000	4,336,800
Tele Norte Leste Participações S.A., ON	173,136	3,823,892
Telecomunicações de São Paulo S.A., PN	78,800	1,945,858
Telemar Norte Leste S.A., PNA	51,200	1,339,560
		14,134,080
Textiles-1.02%
Companhia de Tecidos Norte de Minas S.A., PN	26,500,000	2,685,893

Tobacco-0.72%
Souza Cruz S.A.	125,000	1,900,972

Transportation-1.29%
All America Latina Logistica	54,800	3,383,028

Water Utilities-1.26%
Companhia de Saneamento Básico do Estado de Sáo Paulo, ON	24,290,000	2,137,377
Companhia de Saneamento de Minas Gerais	106,000	1,176,910
		3,314,287
Total Brazil
(Cost $85,671,712)		159,173,966

Chile-7.20%
Banking-0.91%
Banco de Chile	16,500,000	1,105,970
Banco Santander Chile S.A.	30,613,969	1,285,419
		2,391,389
Diversified Operations-0.44%
Empresas Copec S.A.	123,000	1,162,896

Electric-Integrated-1.31%
Empresa Nacional de Electricidad S.A.	1,474,568	1,499,418
Enersis S.A.	3,780,000	903,342
Enersis S.A., ADR	88,300	1,047,238
		3,449,998
Food & Beverages-1.69%
Compañia Cervecerías Unidas S.A.	197,880	989,117
Compañía Cervecerías Unidas S.A.,, ADR	50,400	1,254,960
Embotelladora Andina S.A., ADR, Series B	79,100	1,167,516
Embotelladora Andina S.A., PNA	294,613	690,039
Embotelladora Andina S.A., PNB	140,000	346,568
		4,448,200
Food-Retail-0.27%
Cencosud S.A.	280,000	714,462

Paper & Related Products-0.55%
Empresas CMPC S.A.	50,000	1,447,206

Retail-Major Department Stores-0.24%
S.A.C.I. Falabella, S.A.	199,850	616,504

Telephone-Integrated-0.31%
Compañia de Telecomunicaciones de Chile S.A., Series A	367,916	826,699

Water Utilities-1.48%
Inversiones Aguas Metropolitanas S.A., ADR † ††	192,000	3,888,000

Total Chile
(Cost $14,662,562)		18,945,354

Colombia-1.82%
Banking-0.87%
Bancolombia S.A., ADR	65,503	2,286,055

Investment Companies-0.95%
Suramericana de Inversiones S.A.	244,100	2,498,733

Total Colombia
(Cost $2,631,458)		4,784,788

Latin America-0.27%
Venture Capital-0.27%
J.P. Morgan Latin America Capital Partners (Cayman), L.P. † ±	914,628	379,324
J.P. Morgan Latin America Capital Partners (Delaware), L.P. † ± #	1,484,267	341,411
Total Latin America
(Cost $1,347,612)		720,735

Mexico-25.99%
Airlines-0.28%
Cintra, S.A. de C.V. †	2,290,700	736,002

Airport Development /Maintanance-0.71%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR †	58,000	1,853,100

Banking-0.49%
Grupo Financiero Inbursa, S.A. de C.V., ON	847,000	1,275,175

Broadcast, Radio & Television-2.38%
Grupo Televisa S.A., ADR ††	274,800	5,468,520
Grupo Televisa S.A., CPO	198,400	784,985
		6,253,505
Building-Residential/Commercial-0.90%
Urbi, Desarrollos Urbanos, S.A. de C.V. †	309,800	2,360,489

Cellular Telecommunications-6.80%
America Movil S.A. de C.V., ADR	211,500	7,245,990
America Telecom, S.A. de C.V., Series A1 Shares	1,815,500	10,616,423
		17,862,413
Cement-2.30%
Cemex S. A. de C.V., ADR	92,410	6,032,525

Engineering & Construction-1.24%
Corporación GEO, S.A. de C.V., Series B †	854,500	3,255,387

Financial Services-0.50%
Grupo Financiero Banorte S.A. de C.V., Series O	552,900	1,314,586

Food & Beverages-4.68%
Alsea, S.A. de C.V.	466,800	1,611,244
Embotelladoras Arca S.A., Nominative Shares	520,600	1,199,556
Fomento Economico Mexicano, S.A. de C.V., ADR	48,312	4,428,278
Gruma S.A., Class B	1,183,300	3,443,473
Grupo Bimbo, S.A. de C.V., Series A	496,100	1,621,294
		12,303,845
Food-Retail-0.43%
Controladora Comercial Mexicana S.A. de C.V.	658,500	1,126,189

Metal-Diversified-1.77%
Grupo Mexico SA de C.V., Class B	1,644,732	4,650,379

Mining-0.82%
Baja Mining Corp. †	1,520,200	2,163,151

Real Estate Development-1.21%
Consorcio ARA, S.A. de C.V.	384,500	1,711,909
Desarrolladora Homex S.A. de C.V., ADR †	41,300	1,459,129
		3,171,038
Retail-Major Department Stores-1.18%
Wal-Mart de México, S.A. de C.V., Series V	694,860	1,837,098
Wal-Mart de México, S.A. de C.V., Series V, ADR	47,354	1,267,179
		3,104,277
Telephone-Integrated-0.30%
Telefonos de Mexico S.A. de C.V. Class L, ADR	34,800	782,304

Total Mexico
(Cost $44,133,580)		68,244,365

Peru-0.84%
Banking-0.65%
Credicorp Limited	64,300	1,702,664

Mining-0.19%
Compania de Minas Buenaventura S.A.u., ADR	20,000	493,800

Total Peru
(Cost $1,667,272)		2,196,464

Venezuela-0.55%
Banking-0.55%
Mercantil Servicios Financieros, C.A., ADR	259,700	1,432,687
(Cost $1,237,752)

Global-0.46%
Venture Capital-0.46%
Emerging Markets Ventures I L.P. † ± #	2,237,292	1,218,854
(Cost $1,297,153)

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $155,772,067)		261,188,061
SHORT-TERM INVESTMENTS-0.03%

Chilean Mutual Fund-0.03%
Fondo Mutuo Security Check	8,931	81,892
(Cost $81,617)

	Principal Amount
	(000’s)
Grand Cayman-0.00%
Brown Brothers Harriman & Co., overnight deposit, 3.92%, 04/03/06 ¥	$9	8,839
(Cost $8,839)

TOTAL SHORT-TERM INVESTMENTS
(Cost $90,456)		90,731

TOTAL INVESTMENTS-99.47%
(Cost $155,862,523)		261,278,792

Cash and Other Assets in Excess of Liabilities-0.53%		1,393,413

NET ASSETS-100.00%		$262,672,205

†	Security is non-income producing.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
±	Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.
#	As of March 31, 2006 the aggregate amount of open commitments for the Fund is $993,719
¥	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
ADR	American Depositary Receipt
CPO	Ordinary Participation Certificates.
GDR	Global Depositary Receipt
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Series A.
PNB	Preferred Shares, Series B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. At March 31, 2006, the Fund held 0.74% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $2,644,765 and a fair value of $1,939,589. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the . Fund or the current carrying values, and the difference could be material

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Fund’s Board of Directors under procedures established by the Board of Directors.

	Number of	Acquisition		Fair Value at	Value Per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	03/31/2006	Unit/Share	Net Assets	Received	Commitments
Emerging Markets Ventures I L.P.	2,226,890	01/22/98-07/01/05	$1,288,044	$1,213,187	$0.54	0.46
	10,402	1/10/2006	9,109	5,667	0.54	0.00
	2,237,292		1,297,153	1,218,854		0.46	$1,216,174	$262,708

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	914,628	04/10/00-08/02/05	539,129	379,324	0.41	0.14	776,087

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,470,896	04/10/00-08/02/05	795,351	338,335	0.23	0.14
	13,371	03/09/06	13,132	3,076	0.23	0.00
	1,484,267		808,483	341,411		0.14	1,081,395	731,011

Total			$2,644,765	$1,939,589		0.74	$3,073,656	$993,719

Federal Income Tax Cost - As of March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $156,298,532, $107,985,554, $(3,005,294) and $104,980,260, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2006